Income Tax (Details 1) (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Components of income before income tax
(Loss) income from continuing operations	$ (590,067)	$ 177,497
Net loss from discontinued operations	(301,280)
(Loss) income before Income tax	(386,881)	417,925	567,998	257,587
Income tax	203,186	240,428	305,246	179,647
Effective tax rate	(29.00%)	57.00%	54.00%	70.00%
UNITED STATES
Components of income before income tax
(Loss) income before Income tax	(777,032)
AUSTRALIA
Components of income before income tax
(Loss) income before Income tax	$ 390,151	$ 417,925	$ 567,998	$ 257,587